SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Financial statement pretax loss	$ (3,239,916)	$ (1,617,461)
Non-deductible expenses	8,978	713,812
Total taxable income	(3,230,938)	(903,649)
Decrease (increase) in taxable temporary differences	(756,932)	93,552
Increase in deductible temporary differences	912,718	58,300
Federal taxable loss	$ (3,075,152)	$ (751,797)